Share-based Payments (Details) - Schedule of options vested	12 Months Ended
Jun. 30, 2022 $ / shares shares
Share-based Payments (Details) - Schedule of options vested [Line Items]
Number of options Vested
Option Granted [Member]
Share-based Payments (Details) - Schedule of options vested [Line Items]
Number of options Vested
Exercise price | $ / shares
Vesting date
Expiry date